Note 24 - Commitments and Contingencies - Schedule of Commitments (Details) $ in Thousands	Dec. 31, 2025 CAD ($)
Statement Line Items [Line Items]
Commitments	$ 73,174
Purchase commitments [member]
Statement Line Items [Line Items]
Commitments	7,572
Term loan [member]
Statement Line Items [Line Items]
Commitments	50,822
Government loan payments [member]
Statement Line Items [Line Items]
Commitments	10,170	[1]
Lease payments [member]
Statement Line Items [Line Items]
Commitments	171
Royalty payments [member]
Statement Line Items [Line Items]
Commitments	4,439	[2]
Not later than one year [member]
Statement Line Items [Line Items]
Commitments	7,736
Not later than one year [member] | Purchase commitments [member]
Statement Line Items [Line Items]
Commitments	7,572
Not later than one year [member] | Term loan [member]
Statement Line Items [Line Items]
Commitments	0
Not later than one year [member] | Government loan payments [member]
Statement Line Items [Line Items]
Commitments	36	[1]
Not later than one year [member] | Lease payments [member]
Statement Line Items [Line Items]
Commitments	128
Not later than one year [member] | Royalty payments [member]
Statement Line Items [Line Items]
Commitments	0	[2]
Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Commitments	79
Later than one year and not later than two years [member] | Purchase commitments [member]
Statement Line Items [Line Items]
Commitments	0
Later than one year and not later than two years [member] | Term loan [member]
Statement Line Items [Line Items]
Commitments	0
Later than one year and not later than two years [member] | Government loan payments [member]
Statement Line Items [Line Items]
Commitments	36	[1]
Later than one year and not later than two years [member] | Lease payments [member]
Statement Line Items [Line Items]
Commitments	43
Later than one year and not later than two years [member] | Royalty payments [member]
Statement Line Items [Line Items]
Commitments	0	[2]
Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Commitments	52,666
Later than two years and not later than three years [member] | Purchase commitments [member]
Statement Line Items [Line Items]
Commitments	0
Later than two years and not later than three years [member] | Term loan [member]
Statement Line Items [Line Items]
Commitments	50,822
Later than two years and not later than three years [member] | Government loan payments [member]
Statement Line Items [Line Items]
Commitments	1,615	[1]
Later than two years and not later than three years [member] | Lease payments [member]
Statement Line Items [Line Items]
Commitments	0
Later than two years and not later than three years [member] | Royalty payments [member]
Statement Line Items [Line Items]
Commitments	229	[2]
Later than three years and not later than four years [member]
Statement Line Items [Line Items]
Commitments	2,670
Later than three years and not later than four years [member] | Purchase commitments [member]
Statement Line Items [Line Items]
Commitments	0
Later than three years and not later than four years [member] | Term loan [member]
Statement Line Items [Line Items]
Commitments	0
Later than three years and not later than four years [member] | Government loan payments [member]
Statement Line Items [Line Items]
Commitments	2,141	[1]
Later than three years and not later than four years [member] | Lease payments [member]
Statement Line Items [Line Items]
Commitments	0
Later than three years and not later than four years [member] | Royalty payments [member]
Statement Line Items [Line Items]
Commitments	529	[2]
Later than four years [member]
Statement Line Items [Line Items]
Commitments	10,023
Later than four years [member] | Purchase commitments [member]
Statement Line Items [Line Items]
Commitments	0
Later than four years [member] | Term loan [member]
Statement Line Items [Line Items]
Commitments	0
Later than four years [member] | Government loan payments [member]
Statement Line Items [Line Items]
Commitments	6,342	[1]
Later than four years [member] | Lease payments [member]
Statement Line Items [Line Items]
Commitments	0
Later than four years [member] | Royalty payments [member]
Statement Line Items [Line Items]
Commitments	$ 3,681	[2]

[1]	The Company is currently in negotiations to extend the commencement of payments based on the Company's latest construction completion date.
[2]	Royalty payments are estimated amounts associated with the royalty agreements entered with the convertible debt holders as part of the 2028 Notes offering. The estimated amounts and timing are subject to changes in cobalt sulfate prices, timing of completion of the refinery, reaching commercial operations and timing and amounts of sales.